Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                      March 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re:  AllianceBernstein Trust
                    File Nos. 333-51938 and 811-10221

Ladies and Gentlemen:

On behalf of the above-referenced AllianceBernstein Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2005.

                                        Sincerely,


                                        /s/ Nora L. Sheehan
                                        -------------------
                                            Nora L. Sheehan

00250.0442 #552116